CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2022
Cash, cash equivalents and other investments [Abstract]
Schedule of other investments

	As of December 31,
	2022	2021

Investments in debt instruments and other	100,464	67,025
Other investments	252	252

Other investments, net – Non-current	100,716	67,277

Schedule of cash and cash equivalents

	As of December 31,
	2022	2021

(i) Other investments
Other deposits with maturity of more than three months	1,875,026	1,290,459

Other investments - Current	1,875,026	1,290,459
(ii) Cash and cash equivalents
Cash and banks	371,797	305,136
Restricted cash	30	58
Short-term bank deposits	772,953	692,529
Other deposits with maturity of less than three months	508,575	278,882

Cash and cash equivalents	1,653,355	1,276,605